SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Building and building improvements		$ 8,952,555
Computer software	1,024,274	1,024,274
Furniture and fixtures	285,732	237,042
Computer equipment	220,264	220,264
Leasehold improvements and other	399,306	394,306
Total property and equipment	1,929,576	10,828,441
Accumulated depreciation and amortization	(1,689,633)	(1,558,248)
Property and equipment, net	$ 239,943	$ 9,270,193